Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 6 — Inventory

Inventory was comprised of the following:

(in thousands)	June 30, 2022	December 31, 2021
Raw materials	$21,905	$15,205
Work in process	1,401	—
Finished goods	9	93
Total inventory	$23,315	$15,298
Inventory (current)	$20,768	$11,213
Non-current inventory	$2,547	$4,085

Note 6 — Inventory

Inventory was comprised of the following:

	December 31,
(in thousands)	2021	2020
Raw materials	$15,205	$12,883
Finished goods	93	161
Total inventory	$15,298	$13,044
Inventory (current)	$11,213	$7,020
Non-current inventory	$4,085	$6,024